Selected Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2010
Selected Quarterly Financial Information (Unaudited) [Abstract]
Selected Quarterly Financial Information (Unaudited)
17. Selected Quarterly Financial Information (Unaudited)

The following tables set forth a summary of our quarterly financial information for each of the four quarters ended December 31, 2010 and 2009:

	Quarter Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Net sales	$8,829	$12,173	$10,899	$12,706
Operating costs and expenses:
Cost of sales	6,922	9,750	8,591	8,950
Selling, general and administrative expenses	2,733	2,802	3,263	3,823
Acquisition-related costs	-	278	29	2,184
Depreciation and amortization	995	1,015	1,103	1,646
Total operating costs and expenses	10,650	13,845	12,986	16,603
Loss from operations	(1,821)	(1,672)	(2,087)	(3,897)
Interest expense	(698)	(766)	(936)	(1,031)
Other income, net	(22)	22	33	(18)
Loss from continuing operations before income taxes	(2,541)	(2,416)	(2,990)	(4,946)
Provision for income taxes	-	-	-	-
Loss from continuing operations	(2,541)	(2,416)	(2,990)	(4,946)
Loss from discontinued operations, net of income taxes	-	-	-	-
Net loss	(2,541)	(2,416)	(2,990)	(4,946)
Preferred dividends, beneficial conversion and warrant modification charges	(582)	(582)	(2,896)	(5,771)
Net loss attributable to common shareholders	$(3,123)	$(2,998)	$(5,886)	$(10,717)
Basic and diluted loss per common share:
Loss from continuing operations attributable to common shareholders	$(2.15)	$(2.06)	$(4.04)	$(0.96)
Loss from discontinued operations attributable to common shareholders	-	-	-	-
Net loss attributable to common shareholders	$(2.15)	$(2.06)	$(4.04)	$(0.96)

	Quarter Ended
	March 31, 2009	June 30, 2009	September 30, 2009	December 31, 2009
Net sales	$9,567	$14,933	$14,595	$7,886
Operating costs and expenses:
Cost of sales	7,652	12,716	12,279	6,124
Selling, general and administrative expenses	2,605	2,436	2,365	2,516
Depreciation and amortization	1,034	1,044	1,063	1,064
Total operating costs and expenses	11,291	16,196	15,707	9,704
Loss from operations	(1,724)	(1,263)	(1,112)	(1,818)
Interest expense	(477)	(560)	(571)	(650)
Other income, net	-	-	-	1
Loss from continuing operations before income taxes	(2,201)	(1,823)	(1,683)	(2,467)

	Quarter Ended
	March 31, 2009	June 30, 2009	September 30, 2009	December 31, 2009
Provision for income taxes	-	-	-	-
Loss from continuing operations	(2,201)	(1,823)	(1,683)	(2,467)
Loss from discontinued operations, net of income taxes	(486)	129	(380)	(2,913)
Net loss	(2,687)	(1,694)	(2,063)	(5,380)
Preferred dividends, beneficial conversion and warrant modification charges	(761)	(760)	(761)	(760)
Net loss attributable to common shareholders	$(3,448)	$(2,454)	$(2,824)	$(6,140)
Basic and diluted loss per common share:
Loss from continuing operations attributable to common shareholders	$(2.04)	$(1.78)	$(1.68)	$(2.22)
Loss from discontinued operations attributable to common shareholders	(0.33)	0.09	(0.26)	(2.00)
Net loss attributable to common shareholders	$(2.37)	$(1.69)	$(1.94)	$(4.22)